WESTERN ASSET TRUST, INC.

                           LIMITED DURATION PORTFOLIO

                             REPORT TO SHAREHOLDERS

                    FOR THE NINE MONTHS ENDED MARCH 31, 1998

This report and the financial statements contained herein are submitted for the general information of the shareholders of Western Asset Trust Limited Duration Portfolio. The report is not intended for distribution to prospective investors unless preceded or accompanied by a current prospectus.

May 26, 1998

Dear Shareholder:

Enclosed are financial statements for the Western Asset Trust Limited Duration Portfolio for the nine month period ending March 31, 1998.

The fund's total return modestly exceeded that of its benchmark, the Merrill Lynch 1-3 Year Index, returning 5.42% (net) vs. 5.19% as major strategies produced mostly positive but, on balance, limited incremental value. The fund benefited from a longer than market duration posture which it held for most of the period, and yield curve strategies correctly anticipated the periods when short- and long-term interest rates moved by greater and lesser degrees relative to each other. Corporate sector exposure had little impact on returns as yield spreads were roughly unchanged, while a modest overweighting to the mortgage sector benefited from tightening spreads, though the portfolio's emphasis on discount coupons under-performed somewhat.

Also, as you should be aware by now, the Western Asset Trust Portfolios are being incorporated into a new institutional mutual fund family, LM Institutional Fund Advisors, which is expected to become effective June 1, 1998. We greatly appreciate your cooperation with this shift and are working actively to make it as seamless as possible. While the format will be changing, there is, of course, to be no change in Western Asset's advisory services for the portfolio. The fiscal year-end has been changed to March 31 and, therefore, we have prepared an earlier-than-usual financial statement for the Western Asset Trust Limited Duration Portfolio that reflects this change.

Should you have any questions regarding the enclosed statement or the new institutional mutual fund family, please feel free to call.

Sincerely,

/s/ W. Curtis Livingston
__________________________
    W. Curtis Livingston
    President

Enclosure

[Western Asset Logo Appears Here]

                              Western Asset Trust
                           Limited Duration Portfolio

PORTFOLIO MANAGER: Western Asset Management Investment Strategy Group

The fund's performance was, on balance, favorably impacted by market conditions in the nine months ended March 31, 1998, as interest rates generally declined for most of the period. The fund's total return modestly outperformed that of its benchmark, the Merrill Lynch 1-3 Year Index, returning 5.42% (net) vs. 5.19%, as major strategies produced limited incremental return. The fund benefited from a longer than market duration posture which it held for most of the period, and yield curve strategies correctly anticipated the periods when short- and long-term interest rates moved by greater and lesser degrees relative to each other. Corporate sector exposure had little impact on returns as yield spreads were roughly unchanged, while a modest overweighting to the mortgage sector benefited from tightening spreads, though the portfolio's emphasis on discount coupons underperformed somewhat.

AVERAGE ANNUAL TOTAL RETURN THROUGH MARCH 31, 1998

                  WAT Ltd*     ML 1-3 yr
                  --------     ---------
9 Months            5.4%          5.2%
Since Inception     7.1%          6.5%

[GRAPH APPEARS HERE - SEE PLOT POINTS BELOW]

                WESTERN ASSET TRUST                MERRILL LYNCH
           LIMITED DURATION PORTFOLIO (NET)       1-3 YEAR INDEX
           --------------------------------       --------------
  5/1/96             $1,000,000                     $1,000,000
 6/30/96              1,006,700                      1,009,300
 9/30/96              1,023,713                      1,025,953
12/31/96              1,049,920                      1,045,447
 3/31/97              1,056,535                      1,052,347
 6/30/97              1,082,300                      1,075,603
 9/30/97              1,106,393                      1,096,685
12/31/97              1,124,599                      1,115,000
 3/31/98              1,141,042                      1,131,390

Past performance is not necessarily indicative of future results. Investment return and principal value will fluctuate, so that, when redeemed, an investor's shares may be worth more or less than their original cost. The Fund's inception date was April 30, 1996. The Merrill Lynch 1-3 Year Index includes US treasuries and agency securities with maturities ranging from 1 to 3 years.

*Since inception (April 30, 1996), Western Asset has voluntarily waived all of their fees and the Fund's administrator has voluntarily waived a portion of their fees. Total return for the Fund would have been lower if the fees had not been waived.

                           WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 March 31, 1998
                             (Amounts in Thousands)

                                                                               % OF                MATURITY
                                                                             NET ASSETS    RATE      DATE        PAR      VALUE
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES                                                      10.16%
BANKING AND FINANCE                                                             6.97%
BankAmerica Capital III                                                                    6.16%   01/15/27      $500      $486(A)
First National Bank                                                                        6.50%   01/14/00       500       503
IBM Credit Corporation                                                                     5.79%   03/20/00     1,000       998
MCN Investment Corp.                                                                       6.30%   04/02/01       800       800
Traveler's Group, Inc.                                                                     7.30%   05/15/02       700       722
                                                                                                                        ------------
                                                                                                                          3,509

MEDIA AND ENTERTAINMENT                                                         1.97%
Time Warner PATS                                                                           4.90%   07/29/99       500       490(B)
TCI Communications, Inc.                                                                   6.82%   09/15/10       500       501
                                                                                                                        ------------
                                                                                                                            991

FOOD, BEVERAGE AND TOBACCO                                                      1.22%
Philip Morris Companies, Inc.                                                              6.95%   06/01/06       600       617

Total Corporate Bonds and Notes
(Identified Cost - $5,092)                                                                                                5,117
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY  OBLIGATIONS                                          48.63%
United States Treasury Notes                                                   43.12       5.375%  01/31/00     3,000     2,989
United States Treasury Notes                                                               5.50%   02/29/00     9,500     9,482
United States Treasury Notes                                                               6.00%   08/15/00       350       353
United States Treasury Notes                                                               5.75%   11/15/00       940       943
United States Treasury Notes                                                               5.375%  02/15/01     3,000     2,982
United States Treasury Notes                                                               6.50%   05/31/02       900       927
United States Treasury Notes                                                               5.50%   02/28/03       890       885
United States Treasury Notes                                                               5.50%   03/31/03       900       895
United States Treasury Notes                                                               5.75%   08/15/03       300       301
United States Treasury Notes                                                               7.875%  11/15/04       500       559
United States Treasury Notes                                                               7.00%   07/15/06     1,300     1,405
                                                                                                                        ------------
United States Treasury Notes                                                                                             21,721

INDEXED SECURITIES                                                              5.51
United States Treasury Notes                                                               3.625%  01/15/08     1,610     1,592(F)
Fannie Mae Inflation Linked                                                                5.122%  03/13/02     1,220     1,181(A)
                                                                                                                        ------------
                                                                                                                          2,773

Total U.S Government & Agency Obligations
(Identified Cost - $24,461)                                                                                              24,494
------------------------------------------------------------------------------------------------------------------------------------

                           WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 March 31, 1998
                             (Amounts in Thousands)

                                                                               % OF                MATURITY
                                                                             NET ASSETS    RATE      DATE        PAR      VALUE
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED                                          5.81%
 SECURITIES
FIXED-RATE SECURITIES                                                           4.30%
Fannie Mae                                                                                 7.00%   08/01/13      $428      $437
Fannie Mae                                                                                 6.00%   04/01/13     1,600     1,574(E)
Freddie Mac                                                                               10.15%   04/15/06        89        89
Government National Mortgage Association                                                   9.25%   03/15/01        66        68
                                                                                                                        ------------
                                                                                                                          2,168

VARIABLE-RATE SECURITIES                                                        1.51%
Government National Mortgage Association                                                   7.00%   09/20/20       475       487(C)
Government National Mortgage Association                                                   7.00%   08/20/22       264       271(C)
                                                                                                                        ------------
                                                                                                                            758

Total U.S. Government Agency Mortgage-backed Securities
(Identified Cost - $2,929)                                                                                                2,926
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES                                                         7.25%
FIXED-RATE SECURITIES
Aesop Funding II LLC                                                                       6.40%   10/20/03       200       203(B)
Bridgestone/Firestone Master Trust                                                         6.17%   07/01/03       500       502
FASCO Auto Trust                                                                           6.65%   11/01/01       153       154
Fleet Finance Home Equity Trust                                                            6.70%   10/16/06        87        87
Fleetwood Credit Corp Grantor Trust                                                        6.75%   03/15/10       448       452
Irwin Home Equity Corporation                                                              6.65%   04/15/05       150       151
Long Beach Acceptance Auto Grantor Trust                                                   6.69%   09/25/04       837       839(B)
Long Beach Acceptance Auto Grantor Trust                                                   6.85%   10/25/03       645       646(B)
Merrill Lynch Mortgage Investors, Inc.                                                     9.20%   01/15/11       108       108
Onyx Acceptance Grantor Trust                                                              6.35%   10/15/03       375       376
Tyron Mortgage Funding, Inc.                                                               6.35%   05/20/01        60        60
World Omni Automobile Lease Securitization Trust                                           6.05%   11/25/01        76        76
                                                                                                                        ------------

Total Asset-backed Securities
(Identified Cost - $3,648)                                                                                                3,654
------------------------------------------------------------------------------------------------------------------------------------

                           WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 March 31, 1998
                             (Amounts in Thousands)

                                                                               % OF                MATURITY
                                                                             NET ASSETS    RATE      DATE        PAR      VALUE
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES                                                     10.74%
FIXED-RATE SECURITIES                                                           7.53%
Chevy Chase Home Loan  Trust                                                               6.55%   01/20/18      $698      $703
Cityscape Home Equity Loan                                                                 7.40%   09/25/28       794       803(B)
International Mortgage Acceptance Corp.                                                   12.25%   03/01/14       193       219
JP Morgan Commercial Mortgage Finance                                                      6.939%  12/26/28       430       436
Merrill Lynch Mortgage Investors, Inc.                                                     6.69%   11/21/28       234       237
Morgan Stanley Capital I                                                                   6.85%   02/15/20       690       700
Resolution Trust Corporation                                                               8.40%   07/25/24        51        50
Structured Asset Securities Corp.                                                          7.75%   02/25/28       637       643
                                                                                                                        ------------
                                                                                                                          3,791

VARIABLE-RATE SECURITIES                                                        3.21%
CBA Mortgage Corp.                                                                         7.76%   12/01/03       500       501(C)
Merrill Lynch Mortgage Investors, Inc.                                                     6.54%   09/15/17     1,100     1,119(C)
                                                                                                                        ------------
                                                                                                                          1,620

Total Mortgage-backed Securities
(Identified Cost - $5,369)                                                                                                5,411
------------------------------------------------------------------------------------------------------------------------------------
YANKEE BONDS                                                                    2.41%
FIXED-RATE SECURITIES
Cable and Wireless Communications                                                          6.375%  03/06/03       420       420(D)
Petroliam Nasional Berhad                                                                  6.625%  10/18/01       300       283(B,D)
YPF Sociedad Anonima                                                                       7.50%   10/26/02       498       509(D)
                                                                                                                        ------------

Total Yankee Bonds
(Identified Cost - $1,212)                                                                                                1,212
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND EQUITY INTERESTS                                              2.05%
Black Rock 2001 Term Trust, Inc.                                                                                119 shrs  1,033

Total Common Stocks and Equity Interests
(Identified Cost - $988)                                                                                                  1,033
------------------------------------------------------------------------------------------------------------------------------------

                           WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 March 31, 1998
                             (Amounts in Thousands)

                                                                               % OF                MATURITY
                                                                             NET ASSETS    RATE      DATE       PAR       VALUE
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                                         15.32%
CORPORATE                                                                       0.99%
Heller Financial                                                                           6.27%   05/20/98      $500      $500

MORTGAGE-BACKED SECURITY                                                        0.51%
CRIIMI MAE Financial Corporation                                                           6.77%   05/30/98       260       259(B)

U.S. GOVERNMENT OBLIGATIONS                                                     0.39%
United States Treasury Bills                                                               5.12%   09/03/98       200       196

YANKEE BONDS                                                                    1.01%
Hydro Quebec                                                                               9.75%   09/29/98       500       509(D)


REPURCHASE AGREEMENT                                                           12.37%
J. P.  Morgan Securities, Inc.
   6.00% dated 3/31/98, to be repurchased at $6,232 on 4/1/98
   (Collateral: $6,190 Fannie Mae Medium-term Notes, 6.77%
   due 5/18/00, value $6,515)                                                                                   6,231     6,231

                                                                                                             ACTUAL
                                                                                                            CONTRACTS
                                                                                                            ---------
OPTIONS PURCHASED                                                               0.05%
Eurodollar Future Call June 98, Strike Price $94.25                                                                23         6
Eurodollar Future Call Dec 98, Strike Price $94.00                                                                 13        10
U.S. Treasury Bond Future Call Sept 98, Strike $124.00                                                              8         8
                                                                                                                        ------------
                                                                                                                             24

Total Short-Term Investments
(Identified Cost - $7,718)                                                                                                7,719
------------------------------------------------------------------------------------------------------------------------------------

                           WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 March 31, 1998
                             (Amounts in Thousands)

                                                                               % OF                MATURITY
                                                                             NET ASSETS    RATE      DATE       PAR       VALUE
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost - $51,417)                                 102.37%                                   $51,566
Other Assets Less Liabilities                                                  (2.37)%                                   (1,195)
                                                                                                                        ------------

NET ASSETS CONSISTING OF:
Accumulated paid-in-capital applicable to
     490 shares outstanding                                                                                   $49,607
Undistributed net investment income                                                                               488
Undistributed net realized gain on investments                                                                    125
Unrealized appreciation of investments                                                                            151
                                                                                                              -------

NET ASSETS                                                                    100.00%                                   $50,371
                                                                                                                        ------------

NET ASSET VALUE PER SHARE                                                                                               $102.71
                                                                                                                        ------------


                                                                                                             ACTUAL    APPRECIATION/
                                                                                        EXPIRATION          CONTRACTS (DEPRECIATION)
                                                                                        ----------          --------- --------------
OPTIONS WRITTEN
U.S. Treasury Bond Future Call, Strike Price $124.00                                      May 98                    8        $2

-------------------------------------------------------------------
(A) Indexed Security - The rate of interest earned on this type of security is tied to the London Interbank Offered Rate (LIBOR), the Consumer Price Index
    (CPI) or the one year Treasury Bill rate. The coupon rate is the rate as of March 31, 1998.

(B) Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified buyers.

(C) The coupon rate shown on the variable securities is the rate at March 31, 1998. This rate varies with the weighted average coupon of the underlying loans.

(D) Yankee Bond - Dollar denominated bond issued in the U.S. by foreign entities.

(E) When issued security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

(F) United States Treasury Inflation - Indexed Security - U.S. Treasury securities whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

See notes to financial statements.

                           WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                            STATEMENT OF OPERATIONS
                             (AMOUNT IN THOUSANDS)

                                                                         FOR THE NINE                       FOR THE YEAR
                                                                      MONTHS ENDED ENDED                        ENDED
                                                                      MARCH 31, 1998 (A)                    JUNE 30, 1997
                                                                -------------------------------     ------------------------------
INVESTMENT INCOME:
     Interest                                                                           $1,549                             $1,340
     Dividends                                                                              24                                  2
                                                                -------------------------------     ------------------------------
                                                                                         1,573                              1,342
          Total income

EXPENSES:
     Advisory fee                                                                           76                                 60
     Administrative fee                                                                     12                                 10
     Custodian fees                                                                         49                                 61
     Directors' fees                                                                        16                                 20
     Legal and audit fees                                                                   29                                 37
     Organizational expense                                                                 12                                 16
     Registration fees                                                                      41                                 36
     Reports to shareholders                                                                 3                                  2
     Transfer agent and shareholder servicing expense                                        1                                  1
     Other expenses                                                                          1                                  1
                                                                -------------------------------     ------------------------------
                                                                                           240                                244
          Less fees waived and reimbursed                                                 (139)                              (161)
                                                                -------------------------------     ------------------------------
          Total expenses, net of waivers and reimbursement                                 101                                 83
                                                                -------------------------------     ------------------------------

NET INVESTMENT INCOME                                                                    1,472                              1,259

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Realized gain (loss) on investments, options
          and futures                                                                      132                                140
     Change in unrealized appreciation of
          investments, options and futures                                                 138                                 26
                                                                -------------------------------     ------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                     270                                166
                                                                -------------------------------     ------------------------------

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                          $1,742                             $1,425
                                                                -------------------------------     ------------------------------

(A) The year end for Western Asset Trust, Inc. - Limited Duration Portfolio has been changed from June 30 to March 31. See notes to financial statements.

                           WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS
                             (AMOUNT IN THOUSANDS)

                                                             FOR THE NINE              FOR THE YEAR             MAY 1, 1996 (B)
                                                             MONTHS ENDED                 ENDED                        TO
                                                          MARCH 31, 1998 (A)          JUNE 30, 1997              JUNE 30, 1996
                                                       ------------------------   -----------------------   -----------------------
CHANGE IN NET ASSETS:
Net investment income                                                   $1,472                    $1,259                      $134
Net realized gain (loss) on investments,
              options and futures                                          132                       140                       (12)
Change in unrealized appreciation
              of investments, options and futures                          138                        26                       (13)
                                                       ------------------------   -----------------------   -----------------------
Change in net assets resulting
              from operations                                            1,742                     1,425                       109

Distributions to shareholders from:
              Net investment income                                     (1,337)                   (1,012)                        -
              Net realized gain on investments                            (103)                      (60)                        -

Change in net assets from
              Fund share transactions                                   23,532                    10,074                    16,000
                                                       ------------------------   -----------------------   -----------------------

              Change in net assets                                      23,834                    10,427                    16,109


NET ASSETS:

              Beginning of period                                       26,537                    16,110                         1
                                                       ------------------------   -----------------------   -----------------------

              End of period (including
                 undistributed net investment
                 income of $488, $381,
                 and $134, respectively)                               $50,371                   $26,537                   $16,110
                                                       ------------------------   -----------------------   -----------------------

(A) The year end for Western Asset Trust, Inc. - Limited Duration Portfolio has been changed from June 30 to March 31.

(B) Commencement of Operations

    See notes to financial statements

                           WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                              FINANCIAL HIGHLIGHTS

       Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data.

                                                       FOR THE                    FOR THE               MAY 1, 1996 (B)
                                                   NINE MONTHS ENDED             YEAR ENDED                 TO
                                                   MARCH 31, 1998 (A)           JUNE 30, 1997            JUNE 30, 1996
                                                -----------------------      ------------------      --------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                        $102.36                  $100.76                 $100.00

Net investment income (C)                                      4.33                     5.94                    0.84
Net realized and unrealized gain (loss)
       on investments, options and futures                     1.09                     1.34                   (0.08)
                                                -----------------------      ------------------      --------------------
Total from investment operations                               5.42                     7.28                    0.76
                                                -----------------------      ------------------      --------------------
Distributions to shareholders from:
       Net investment income                                  (4.72)                   (5.31)                      -
       Net realized gain on investments                       (0.35)                   (0.37)                      -
                                                -----------------------      ------------------      --------------------
Total distributions                                           (5.07)                   (5.68)                      -
                                                -----------------------      ------------------      --------------------
Net asset value, end of period                              $102.71                  $102.36                 $100.76
                                                =======================      ==================      ====================

Total return (C)                                               5.42%(D)                 7.42%                   0.76%(D)

RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
       Expenses      (C)                                       0.40%(E)                 0.41%                   0.50%(E)
       Net investment income  (C)                              5.82%(E)                 6.24%                   5.58%(E)

Portfolio turnover rate                                      373.00%(E)               435.47%                  1,042%(E)
Net assets, end of period
       (in thousands)                                       $50,371                  $26,537                 $16,110

-----------------------------------------
(A) The year end for Western Asset Trust, Inc. - Limited Duration Portfolio has been changed from June 30 to March 31.

(B) Commencement of Operations.

(C) Net of advisory fees waived pursuant to a voluntary expense limitation of 0.40%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.95% for the nine months ended March 31, 1998, 1.21% for the year ended June 30, 1997, and 0.80% for the period ended June 30, 1996.

(D) Not annualized

(E) Annualized

    See notes to financial statements

                           WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                             (AMOUNT IN THOUSANDS)

1.  SIGNIFICANT ACCOUNTING POLICIES:

The Western Asset Trust, Inc. ("Corporation") is registered under the Investment Company Act of 1940, as amended. The Western Asset Trust Limited Duration Portfolio ("Fund"), a diversified, open-end management investment company, is one of the portfolios established by the Corporation. The Fund was organized on May 16, 1990 and had no operations prior to May 1, 1996, other than those related to organizational matters.

SECURITY VALUATION

Portfolio securities are valued based upon market quotations. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. The amortized cost method of valuation is used for debt obligations with 60 days or less remaining to maturity.

OPTIONS AND FUTURES

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are marked-to-market on a daily basis. As a contract's value fluctuates, payments known as variation margin are made to or received from the futures commission merchant.

INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income for dividend purposes is recorded on the accrual basis and consists of interest and dividend income less expenses. Bond premium and original issue discount are amortized for financial reporting and tax purposes using the effective interest method over the period to maturity of the security and serve to reduce or increase interest income.

Distributions are determined on a tax basis and may differ from net investment income and realized gain for financial reporting purposes.

SECURITY TRANSACTIONS

Security transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis.

DEFERRED ORGANIZATIONAL EXPENSES

Deferred organizational expenses of $79 are being amortized on a straight-line basis through April 2001.

USE OF ESTIMATES

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

FEDERAL INCOME TAXES

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.

2.  FINANCIAL INSTRUMENTS:

As part of the Fund's investment program, the Fund utilizes repurchase agreements, options and futures contracts. The nature and risk of these financial instruments and the reasons for using them are set forth more fully in the Corporation's Prospectus and Statement of Additional Information.

REPURCHASE AGREEMENTS

All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Fund's custodian. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially.

OPTION TRANSACTIONS

A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. Risks arise from the possible illiquidity of the options market and from movements in security values. Call and put options written by the Fund and related premiums received during the period were as follows:

                                                                        CALLS                                    PUTS
                                                        ---------------------------------------------------------------------------
                                                           CONTRACTS         PREMIUMS               CONTRACTS         PREMIUMS
-------------------------------------------------------------------------------------------      ----------------------------------
Options outstanding at June 30, 1997                            -                  -                      5                $4

Options written                                               200               $132                     26                11

Options closed                                               (192)              (128)                   (31)              (15)

Options expired                                                 -                  -                      -                 -

Options exercised                                               -                  -                      -                 -
-------------------------------------------------------------------------------------------      ----------------------------------
Options outstanding at March 31, 1998                           8                 $4                      -               $ -
===========================================================================================      ==================================

FUTURES

The Fund may enter into futures contracts in connection with its interest rate management strategy. Risks arise from the possible illiquidity of the futures market and from the possibility that a change in the value of a contract may not correlate with changes in interest rates. The open long and short futures positions and related appreciation or depreciation at March 31, 1998 are described at the end of the "Statement of Net Assets".

3.  PORTFOLIO TRANSACTIONS:

Purchases and sales of portfolio securities (excluding short-term, U.S. Government securities, written and purchased options and futures contracts) for the nine months ended March 31, 1998, aggregated $20,517 and $15,227, respectively. Purchases and sales of U.S. Government securities aggregated $90,079 and $74,929, respectively for the same period.

At March 31, 1998, the cost of securities for federal income tax purposes was $51,418 Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $221 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $73.

4.  FUND SHARE TRANSACTIONS:

At March 31, 1998, there were 5,000,000 shares of common stock of the Corporation authorized at $.001 par value. Transactions in Fund shares were as follows:

                              FOR THE NINE MONTHS
                                     ENDED                           FOR THE YEAR ENDED                   FOR THE PERIOD ENDED
                                MARCH 31, 1998                         JUNE 30, 1997                         JUNE 30, 1996
                        --------------------------------       -------------------------------       -------------------------------
                             SHARES          AMOUNT                SHARES          AMOUNT                SHARES          AMOUNT
--------------------------------------------------------       -------------------------------       -------------------------------
Sold                           382           $39,150                 113          $11,502                  160          $16,000

Reinvestment of
Distributions                   14             1,440                  10            1,072                    0                0

Repurchased                   (165)          (17,058)                (24)          (2,500)                   0                0
--------------------------------------------------------       -------------------------------       -------------------------------
Net change                     231           $23,532                  99          $10,074                  160          $16,000
========================================================       ===============================       ===============================

5.  TRANSACTIONS WITH AFFILIATES:

The Fund has an administration agreement with Legg Mason Fund Adviser, Inc. ("Administrator"), a corporate affiliate of Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange and the distributor for the Fund. Under this agreement, the Administrator provides the Fund with administrative services for which the Fund pays a fee at an annual rate of 0.10% of average daily net assets of the Fund. The Administrator has voluntarily agreed to indefinitely limit its annual fee to 0.05% of the Fund's average daily net assets. At March 31, 1998, $2 was due to the Administrator.

Western Asset Management Company ("Adviser"), a corporate affiliate of the Administrator and Legg Mason, serves as investment adviser to the Fund. The Adviser is responsible for the actual investment activity of the Fund, for which the Fund pays a fee at an annual rate of 0.50% of average daily net assets of the Fund. The Adviser has voluntarily agreed to indefinitely limit its fee to 0.30% of average daily net assets and to further waive its fees and reimburse the Fund to the extent necessary to limit the total expenses to an annual rate of 0.40% of the Fund's average daily net assets. Pursuant to this agreement, advisory fees of $76 were waived and reimbursements of $63 were made for the nine months ended March 31, 1998. At March 31, 1998, $26 was due from the Advisor as reimbursement for expenses paid in excess of the 0.40% annual limit.

                              1306 Concourse Drive        Telephone 410 412 3000
                              Suite 100
                              Linthicum, MD 21090-1020

Price Waterhouse LLP                                      [Logo Appears Here]

                       Report of Independent Accountants

To the Board of Directors of Western Asset Trust, Inc. and
Shareholders of Western Asset Trust Limited Duration Portfolio

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Western Asset Trust Limited Duration Portfolio (the "Fund"), (one of the portfolios constituting Western Asset Trust, Inc.) at March 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1998 by correspondence with the custodian and brokers, and where appropriate, the application of alternative auditing procedures for unsettled security transactions, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP
__________________________
    PRICE WATERHOUSE LLP

Linthicum, Maryland
April 30, 1998